Borrowings - Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Total future maturities	$ 555,048
Less: unamortized debt issuance costs	(1,935)	$ (8,933)
Less: unamortized original issue discount	(1,147)	(2,732)
Total debt, net	551,966	999,585
Less: current portion of long-term debt	(8,167)	(8,167)
Long-term debt, net	543,799	991,418
First lien term loan
Debt Instrument [Line Items]
Total future maturities	$ 555,048	$ 779,915
State interest rate (in percent)	4.50%	4.50%
Effective interest rate (in percent)	4.90%	4.90%
Second lien subordinated loan
Debt Instrument [Line Items]
Total future maturities	$ 0	$ 231,335
Effective interest rate (in percent)		10.90%